UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04345)

Exact name of registrant as specified in charter:	Putnam Tax Free Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2018

Date of reporting period:	April 30, 2018

Item 1. Schedule of Investments:

Putnam Tax-Free High Yield Fund

The fund's portfolio
4/30/18 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
COP — Certificates of Participation
FHL Banks Coll. — Federal Home Loan Banks System Collateralized
G.O. Bonds — General Obligation Bonds
IO — Interest Only
NATL — National Public Finance Guarantee Corp.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 1.75% as of the close of the reporting period.
MUNICIPAL BONDS AND NOTES (96.7%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (2.2%)

Black Belt Energy Gas Dist. Mandatory Put Bonds (12/1/23), Ser. A, 4.00%, 12/1/48	A3	$1,200,000	$1,278,924

Cullman Cnty., Hlth. Care Auth. Rev. Bonds, (Cullman Regl. Med. Ctr.), Ser. A, 7.00%, 2/1/36	Baa3	2,300,000	2,351,129

Jefferson Cnty., Swr. Rev. Bonds
Ser. D, 6.50%, 10/1/53	BBB-	3,000,000	3,526,650
zero %, 10/1/46	BBB-	8,800,000	7,335,152

Jefferson, Cnty. Rev. Bonds, (Warrants)
5.00%, 9/15/34	AA	3,700,000	4,171,010
5.00%, 9/15/33	AA	475,000	538,588

			19,201,453
Alaska (1.0%)

Northern Tobacco Securitization Corp. Rev. Bonds
Ser. A, 5.00%, 6/1/46	B3	6,500,000	6,499,740
(Tobacco Settlement), Ser. C, zero %, 6/1/46	B/P	20,860,000	1,888,456

			8,388,196
Arizona (2.7%)

AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.), Ser. G, 5.00%, 7/1/37	BB	1,500,000	1,544,355

Casa Grande, Indl. Dev. Auth. Rev. Bonds, (Casa Grande Regl. Med. Ctr.)
Ser. A, 7.625%, 12/1/29 (escrow)(F)	D/P	5,575,000	16,664
7.25%, 12/1/19 (escrow)(F)	D/P	500,000	1,495

Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds, (Horizon Cmnty. Learning Ctr.), 5.00%, 7/1/35	BB+	1,000,000	1,026,910

Maricopa Cnty., Poll. Control Rev. Bonds, (El Paso Elec. Co.), Ser. A, 7.25%, 2/1/40	Baa1	2,000,000	2,076,180

Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds
(Great Hearts Academies Project), 6.30%, 7/1/42 (Prerefunded 7/1/21)	AAA/P	430,000	484,847
(Great Hearts Academies), 6.00%, 7/1/32 (Prerefunded 7/1/21)	AAA/P	300,000	335,526
(Choice Academies, Inc.), 5.375%, 9/1/32	BB+	2,000,000	2,055,360
(Great Hearts Academies), 5.00%, 7/1/44	BBB-	3,800,000	4,016,220

Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.)
Ser. A, 5.00%, 7/1/46	BB	750,000	763,958
5.00%, 7/1/35	BB	1,500,000	1,540,785
Ser. A, 5.00%, 7/1/35	BB	1,750,000	1,797,583

Salt Verde, Fin. Corp. Gas Rev. Bonds
5.50%, 12/1/29	Baa1	1,525,000	1,827,789
5.00%, 12/1/37	Baa1	1,430,000	1,674,144
5.00%, 12/1/32	Baa1	1,500,000	1,743,990

Yavapai Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds, (Yavapai Regl. Med.), 5.00%, 8/1/36	A3	800,000	863,264

Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds, (Agribusiness & Equine Ctr.), 5.00%, 3/1/32	BB+	1,600,000	1,617,888

Yavapai Cnty., Indl. Dev. Ed. Auth. 144A Rev. Bonds, Ser. A, 5.00%, 9/1/34	BB+	500,000	503,705

			23,890,663
California (8.3%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds, (Episcopal Sr. Cmntys.), 6.00%, 7/1/31	A-/F	1,295,000	1,428,268

CA Pub. Fin. Auth. Rev. Bonds, (Henry Mayo Newhall Memorial Hosp.), 5.00%, 10/15/47	BBB-	2,000,000	2,158,580

CA School Fin. Auth. Rev. Bonds
(2023 Union, LLC), Ser. A, 6.00%, 7/1/33	BBB	1,000,000	1,115,100
(Klare Holdings), Ser. A, 5.00%, 7/1/34	BBB	2,075,000	2,250,919

CA State Muni Fin. Auth. Solid Waste Mandatory Put Bonds (7/2/18) , (Republic Svcs., Inc.), 1.60%, 9/1/21	A-2	1,000,000	999,980

CA State Muni. Fin. Auth Mobile Home Park Rev. Bonds, (Caritas Affordable Hsg., Inc.), 5.25%, 8/15/39	BBB+	800,000	873,624

CA State Muni. Fin. Auth. Charter School Rev. Bonds, (Partnerships Uplift Cmnty.), Ser. A
5.25%, 8/1/42	BB	850,000	866,439
5.00%, 8/1/32	BB	665,000	676,651

CA State Poll. Control Fin. Auth. Rev. Bonds
(Wtr. Furnishing), 5.00%, 11/21/45	Baa3	2,500,000	2,652,950
(San Jose Wtr. Co.), 4.75%, 11/1/46	A	1,700,000	1,821,448

CA State Poll. Control Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (8/1/18), (Republic Svcs., Inc.), Ser. A, 2.05%, 8/1/23	A-2	7,350,000	7,350,000

CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Terraces at San Joaquin Gardens), Ser. A, 6.00%, 10/1/47	BB/P	500,000	540,495
(Terraces at San Joaquin Gardens), Ser. A, 6.00%, 10/1/42	BB/P	1,750,000	1,896,160
(Terraces at San Joaquin Gardens), Ser. A, 5.625%, 10/1/32	BB/P	1,105,000	1,187,588
(U. CA Irvine E. Campus Apts. Phase 1), 5.375%, 5/15/38	Baa1	1,500,000	1,599,030
(899 Charleston, LLC), Ser. A, 5.25%, 11/1/44	BB/P	850,000	899,300
(American Baptist Homes of the West), 5.00%, 10/1/43	BBB+/F	1,000,000	1,064,190

CA Statewide Cmnty. Dev. Auth. 144A Rev. Bonds, (American Baptist Homes West), 6.25%, 10/1/39	BBB+/F	2,500,000	2,633,675

Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. A-1
5.75%, 6/1/47	B3	3,860,000	3,970,898
5.125%, 6/1/47	B3	7,390,000	7,389,852
5.00%, 6/1/26	BBB+	1,400,000	1,600,648

La Verne, COP, (Brethren Hillcrest Homes), 5.00%, 5/15/36	BBB-/F	775,000	813,169

Long Beach, Bond Fin. Auth. Rev. Bonds, (Natural Gas Purchase), Ser. A, 5.50%, 11/15/37	A3	2,000,000	2,503,960

M-S-R Energy Auth. Rev. Bonds
Ser. A, 6.50%, 11/1/39	BBB+	3,250,000	4,501,543
Ser. B, 6.50%, 11/1/39	BBB+	2,000,000	2,770,180

Oakley, Pub. Fin. Auth. Special Assmt. Bonds, 5.00%, 9/2/31	A+	1,645,000	1,750,823

Rancho Cordova, Cmnty. Fac. Dist. Special Tax Bonds, (Sunridge Anatolia), Ser. 03-1, 5.00%, 9/1/37	BBB-/P	1,000,000	1,074,720

Riverside Cnty., Trans. Comm. Toll Rev. Bonds, Ser. A, 5.75%, 6/1/44	BBB-	750,000	831,945

San Bernardino, Cmnty. College Dist. G.O. Bonds, (Election of 2008), Ser. B, zero %, 8/1/44	Aa2	10,000,000	3,277,100

San Francisco City & Cnty. Redev. Agcy. Cmnty. Fac. Dist. Special Tax Bonds, (No. 6 Mission Bay South), Ser. A, 5.15%, 8/1/35	BBB/P	1,000,000	1,000,520

San Francisco City & Cnty., Redev. Agcy. Cmnty. Successor Special Tax Bonds, (No. 6 Mission Bay Pub. Impts.), Ser. C, zero %, 8/1/43	BBB/P	8,000,000	2,004,240

Santaluz, Cmnty. Fac. Dist. No. 2 Special Tax Bonds, (Impt. Area No. 1), Ser. A
5.00%, 9/1/29 (Prerefunded 9/1/21)	A-	980,000	1,059,429
5.00%, 9/1/28 (Prerefunded 9/1/21)	A-	985,000	1,065,159

Southern CA Pub. Pwr. Auth. Rev. Bonds, (Natural Gas), Ser. A, 5.25%, 11/1/21	A3	1,500,000	1,641,000

Sunnyvale, Special Tax Bonds, (Cmnty. Fac. Dist. No. 1), 7.75%, 8/1/32	B+/P	3,780,000	3,790,093

			73,059,676
Colorado (4.2%)

Central Platte Valley, Metro. Dist. G.O. Bonds, 5.00%, 12/1/43	BB+	850,000	900,830

CO Pub. Hwy. Auth. Rev. Bonds
(E-470), zero %, 9/1/41	A3	1,000,000	400,570
Ser. A, NATL, zero %, 9/1/28	A	5,000,000	3,522,300

CO State Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmnty.), 6.375%, 1/1/41	BB/P	810,000	873,188
(Total Longterm Care National), Ser. A, 6.25%, 11/15/40 (Prerefunded 11/15/20)	AAA/P	800,000	881,776
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5.625%, 6/1/43	Baa2	650,000	723,678
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5.50%, 6/1/33	Baa2	200,000	224,296
(Christian Living Cmntys.), 5.25%, 1/1/37	BB/P	750,000	774,900
(Christian Living Cmntys.), 5.125%, 1/1/30	BB/P	1,415,000	1,468,190
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5.00%, 12/1/33	Baa2	3,250,000	3,426,183

CO State Hlth. Fac. Auth. Hosp. Rev. Bonds
(Frasier Meadows Retirement Cmnty.), Ser. A, 5.25%, 5/15/47	BB+/F	250,000	270,348
(Frasier Meadows Retirement Cmnty.), Ser. A, 5.25%, 5/15/37	BB+/F	1,500,000	1,635,060
(Frasier Meadows Retirement Cmnty.), Ser. B, 5.00%, 5/15/48	BB+/F	500,000	519,130
(Frasier Meadows Retirement Cmnty.), Ser. B, 5.00%, 5/15/39	BB+/F	2,000,000	2,084,820
(Christian Living Neighborhood), 5.00%, 1/1/31	BB/P	2,000,000	2,119,940

E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. A, NATL, zero %, 9/1/34	A	12,000,000	6,489,360

Eaton, Area Park & Recreation Dist. G.O. Bonds, 5.25%, 12/1/34	BB/P	330,000	347,804

High Plains Co. Metro. Dist. G.O. Bonds, NATL, 4.00%, 12/1/47	Baa2	2,500,000	2,470,000

Plaza, Tax Alloc. Bonds, (Metro. Dist. No. 1), 5.00%, 12/1/40	BB-/P	3,000,000	3,092,640

Pub. Auth. for CO Energy Rev. Bonds, (Natural Gas Purchase), 6.50%, 11/15/38	A3	2,000,000	2,740,520

Southlands, Metro. Dist. No. 1 G.O. Bonds, Ser. A-1
5.00%, 12/1/47	Ba1	1,000,000	1,060,100
5.00%, 12/1/37	Ba1	500,000	533,705

			36,559,338
Connecticut (0.6%)

CT State Hlth. & Edl. Fac. Auth. Rev. Bonds, (Masonicare Issue), Ser. F, 5.00%, 7/1/33	BBB+/F	1,500,000	1,628,535

CT State Hlth. & Edl. Fac. Auth. 144A Rev. Bonds, (Church Home of Hartford, Inc.), Ser. A, 5.00%, 9/1/46	BB/F	1,000,000	1,035,060

Harbor Point Infrastructure Impt. Dist. 144A Tax Alloc. Bonds, (Harbor Point Ltd.), 5.00%, 4/1/39	BB/P	2,500,000	2,656,825

			5,320,420
Delaware (1.2%)

DE State Econ. Dev. Auth. Rev. Bonds
(Indian River Pwr.), 5.375%, 10/1/45	Baa3	3,000,000	3,113,130
(ASPIRA Charter School), Ser. A, 5.00%, 6/1/46	BB+	1,000,000	993,980

DE State Hlth. Fac. Auth. Rev. Bonds, (Bayhealth Med. Ctr.), Ser. A
4.00%, 7/1/40	AA-	1,250,000	1,261,425
4.00%, 7/1/33	AA-	525,000	547,082

DE State Hlth. Fac. Auth. VRDN, (Christiana Care), Ser. A, 1.62%, 10/1/38	VMIG1	5,000,000	5,000,000

			10,915,617
District of Columbia (1.4%)

DC Rev. Bonds
(Howard U.), Ser. A, 6.50%, 10/1/41	BBB	3,945,000	4,227,028
(Howard U.), Ser. A, U.S. Govt. Coll., 6.50%, 10/1/41 (Prerefunded 4/1/21)	AAA/P	55,000	61,755
(Kipp Charter School), 6.00%, 7/1/33 (Prerefunded 7/1/23)	BBB+	1,000,000	1,176,480
(Ingleside at Rock Creek), Ser. A, 5.00%, 7/1/52	BB-/P	2,195,000	2,256,614
(Kipp DC), Ser. B, 5.00%, 7/1/37	BBB+	3,315,000	3,670,832

DC, Rev. Bonds, (Methodist Home of The DC (The)), Ser. A, 5.25%, 1/1/39	BB-/P	765,000	734,209

Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds, Ser. B, zero %, 10/1/40	Baa1	995,000	371,832

			12,498,750
Florida (4.5%)

Celebration Pointe Cmnty. Dev. Dist. No. 1 144A Special Assessment Bonds, (Alachua Cnty.), 5.00%, 5/1/48	B/P	500,000	511,640

Fishhawk, CCD IV Special Assmt. Bonds, 7.25%, 5/1/43	B/P	565,000	594,674

Greater Orlando Aviation Auth. Rev. Bonds, (JetBlue Airways Corp.), 5.00%, 11/15/36	B/P	1,000,000	1,052,180

Halifax Hosp. Med. Ctr. Rev. Bonds, 5.00%, 6/1/36	A-	3,850,000	4,182,717

Jacksonville, Econ. Dev. Comm. Indl. Dev. Rev. Bonds, (Gerdau Ameristeel US, Inc.), 5.30%, 5/1/37	BBB-	2,350,000	2,350,752

Lakeland, Retirement Cmnty. 144A Rev. Bonds, (1st Mtge. - Carpenters), 6.375%, 1/1/43	BBB-/F	1,820,000	1,849,721

Lakewood Ranch, Stewardship Dist. Special Assessment Bonds, (Village of Lakewood Ranch South), 5.00%, 5/1/36	B+/P	935,000	970,558

Lakewood Ranch, Stewardship Dist. Special Assmt. Bonds, 4.875%, 5/1/35	BB-/P	985,000	999,874

Martin Cnty., Rev. Bonds, (Indiantown Cogeneration), 4.20%, 12/15/25	Baa2	3,000,000	3,052,290

Miami-Dade Cnty., Indl. Dev. Auth. Rev. Bonds, (Pinecrest Academy, Inc.), 5.00%, 9/15/34	BBB	2,195,000	2,285,917

Middle Village Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. A, 6.00%, 5/1/35	CCC/P	1,795,000	1,799,811

Midtown Miami Cmnty. Dev. Dist. Special Assmt. Bonds, (Garage), Ser. A, 5.00%, 5/1/29	BB-/P	750,000	790,260

Orlando Cmnty. Redev. Agcy. Tax Alloc. Bonds, (Republic Drive/Universal), 5.00%, 4/1/24	A-/F	2,000,000	2,175,160

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds, (Acts Retirement-Life Cmnty., Inc.), 5.00%, 11/15/32	A-/F	4,000,000	4,455,000

Sarasota Cnty., Hlth. Fac. Auth. Rev. Bonds, (Village on the Isle), Ser. A, 5.00%, 1/1/42	BBB-/F	1,000,000	1,085,900

Sarasota Cnty., Hlth. Fac. Auth. Retirement Fac. Rev. Bonds, (Village of Isle)
5.00%, 1/1/31	BBB-/F	935,000	1,024,302
5.00%, 1/1/30	BBB-/F	750,000	825,863

Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	BBB+	1,440,000	1,578,398

Town Ctr. at Palm Coast, Cmnty. Dev. Dist. Special Assmt. Bonds, 6.00%, 5/1/36	B-/P	1,500,000	1,502,010

Verandah, West Cmnty. Dev. Dist. Special Assmt. Bonds, (Cap. Impt.), 5.00%, 5/1/33	B+/P	945,000	955,820

Village Cmnty. Dev. Dist. No. 10 Special Assmt. Bonds, 5.75%, 5/1/31	BB/P	1,115,000	1,269,940

Village Cmnty. Dev. Dist. No. 11 Special Assmt. Bonds, 4.50%, 5/1/45	BB-/P	1,425,000	1,445,363

Village Cmnty. Dev. Dist. No. 12 144A Special Assessment Bonds, 4.00%, 5/1/33	BB-/P	1,250,000	1,274,813

Village Cmnty. Dev. Dist. No. 8 Special Assmt. Bonds, (Phase II), 6.125%, 5/1/39	BBB-/P	755,000	809,828

Village Cmnty. Dev. Dist. No. 9 Special Assmt. Bonds, 5.00%, 5/1/22	BBB-/P	325,000	337,054

			39,179,845
Georgia (2.0%)

Clayton Cnty., Dev. Auth. Special Fac. Rev. Bonds, (Delta Airlines), Ser. A, 8.75%, 6/1/29	Baa3	2,000,000	2,244,000

Cobb Cnty., Dev. Auth. Student Hsg. Rev. Bonds, (Kennesaw State U. Real Estate Oblig. Group), Ser. C, 5.00%, 7/15/38	Baa2	1,250,000	1,321,875

GA State Private College & U. Auth. Rev. Bonds, (Mercer U.), Ser. A, 5.00%, 10/1/32	Baa2	1,100,000	1,152,624

Gainesville & Hall Cnty., Dev. Auth. Edl. Fac. Rev. Bonds, (Riverside Military Academy)
5.00%, 3/1/47	BBB-/F	1,365,000	1,421,265
5.00%, 3/1/37	BBB-/F	2,385,000	2,506,444

Main St. Natural Gas, Inc. Rev. Bonds, (GA Gas), Ser. A, 5.50%, 9/15/21	A-	1,255,000	1,378,028

Marietta, Dev. Auth. 144A Rev. Bonds, (Life U. Fac. ), Ser. A, 5.00%, 11/1/37	Ba3	2,000,000	2,116,220

Muni. Election Auth. of GA Rev. Bonds, (Plant Voltage Units 3 & 4), Ser. A, 5.50%, 7/1/60	A+	3,500,000	3,858,365

Rockdale Cnty., Dev. Auth. Rev. Bonds, (Visy Paper), Ser. A, 6.125%, 1/1/34	BB/P	1,400,000	1,402,632

			17,401,453
Guam (0.1%)

Territory of GU, Dept. of Ed. COP, (John F. Kennedy High School), Ser. A, 6.875%, 12/1/40	B+	500,000	516,050

			516,050
Hawaii (0.3%)

HI State Dept. Budget & Fin. Rev. Bonds
(Craigside), Ser. A, 9.00%, 11/15/44 (Prerefunded 11/15/19)	B/P	1,350,000	1,491,372
(Kahala Nui), 5.125%, 11/15/32	A-/F	1,050,000	1,155,651

			2,647,023
Illinois (13.0%)

Chicago, G.O. Bonds
Ser. A, 6.00%, 1/1/38	BBB+	7,040,000	7,795,533
Ser. D-05, 5.50%, 1/1/37	BBB+	3,250,000	3,419,845
Ser. G-07, 5.50%, 1/1/35	BBB+	1,200,000	1,264,824
Ser. A, 5.25%, 1/1/33	BBB+	3,100,000	3,205,524
Ser. C, 5.00%, 1/1/38	BBB+	2,500,000	2,552,475

Chicago, Special Assmt. Bonds, (Lake Shore East), 6.75%, 12/1/32	BB/P	4,936,000	4,963,148

Chicago, Board of Ed. G.O. Bonds
Ser. C, 5.25%, 12/1/39	B	4,000,000	4,017,480
Ser. H, 5.00%, 12/1/36	B	5,600,000	5,593,056

Chicago, Board of Ed. 144A G.O. Bonds, Ser. A, 7.00%, 12/1/46	B	1,500,000	1,767,405

Chicago, Motor Fuel Tax Rev. Bonds
AGM, 5.00%, 1/1/30	AA	200,000	216,170
5.00%, 1/1/28	Ba1	1,000,000	1,032,260

Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. A, U.S. Govt. Coll., 5.75%, 1/1/39 (Prerefunded 1/1/21)	AAA/P	4,200,000	4,595,010
Ser. C, 5.00%, 1/1/46	A	1,000,000	1,073,660
(TrIPs Oblig. Group), 5.00%, 7/1/38	BBB	1,250,000	1,373,213
Ser. G, 5.00%, 1/1/37	A	600,000	658,740
(TrIPs Oblig. Group), 5.00%, 7/1/33	BBB	500,000	555,070

Chicago, Waste Wtr. Transmission Rev. Bonds, Ser. C
5.00%, 1/1/39	A	2,850,000	3,032,258
5.00%, 1/1/34	A	1,950,000	2,088,899
5.00%, 1/1/33	A	1,000,000	1,073,660

Chicago, Wtr. Wks Rev. Bonds
5.00%, 11/1/42	A	650,000	684,164
5.00%, 11/1/39	A	1,075,000	1,150,573
5.00%, 11/1/30	A	1,400,000	1,552,124
5.00%, 11/1/28	A	1,500,000	1,679,355

Cook Cnty., G.O. Bonds, 5.00%, 11/15/34	AA-	1,000,000	1,104,410

Du Page Cnty., Special Svc. Area No. 31 Special Tax Bonds, (Monarch Landing), 5.625%, 3/1/36	B/P	818,000	819,129

IL Fin. Auth. Rev. Bonds
(Silver Cross Hosp. & Med. Ctr.), 7.00%, 8/15/44 (Prerefunded 8/15/19)	AAA/P	5,250,000	5,584,215
(Navistar Intl. Recvy. Zone), 6.75%, 10/15/40	B+	1,155,000	1,227,349
(Roosevelt U.), 6.50%, 4/1/39	Ba1	2,000,000	2,091,260

IL State G.O. Bonds
Ser. A, 5.25%, 12/1/30	Baa3	5,000,000	5,245,400
5.00%, 11/1/41	Baa3	1,900,000	1,928,899
5.00%, 1/1/41	Baa3	1,000,000	1,013,910
5.00%, 2/1/39	Baa3	500,000	502,440
5.00%, 11/1/34	Baa3	2,250,000	2,303,168
Ser. A, 5.00%, 12/1/31	Baa3	7,200,000	7,415,208
Ser. C, 5.00%, 11/1/29	Baa3	3,000,000	3,098,490
5.00%, 2/1/29	Baa3	2,000,000	2,070,060
Ser. D, 5.00%, 11/1/28	Baa3	2,000,000	2,076,600

IL State Fin. Auth. Rev. Bonds
(Provena Hlth.), Ser. A, 7.75%, 8/15/34 (Prerefunded 8/15/19)	AAA/P	35,000	37,560
(Provena Hlth.), Ser. A, U.S. Govt. Coll., 7.75%, 8/15/34 (Prerefunded 8/15/19)	AAA/P	3,465,000	3,718,430
(Three Crowns Park), 5.25%, 2/15/47	BB-/P	1,000,000	1,042,070
(Plymouth Place), 5.25%, 5/15/45	BB+/F	850,000	889,109
(Three Crowns Park), 5.25%, 2/15/37	BB-/P	500,000	526,930
(Rosalind Franklin U. of Medicine & Science), Ser. A, 5.00%, 8/1/47	BBB+	850,000	907,656
(Rosalind Franklin U. of Medicine & Science), Ser. A, 5.00%, 8/1/42	BBB+	500,000	537,500
(Southern IL Healthcare Enterprises, Inc.), 5.00%, 3/1/34	A+	1,400,000	1,550,430
(Southern IL Healthcare Enterprises, Inc.), 5.00%, 3/1/33	A+	200,000	222,772
(Southern IL Healthcare Enterprises, Inc.), 5.00%, 3/1/30	A+	400,000	452,360
(Windy City Portfolio), Ser. A-1, 4.375%, 12/1/42	A-	1,500,000	1,478,820
(Riverside Hlth.Syst.), 4.00%, 11/15/32	A+	600,000	601,716

IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds, (U. of IL-CHF-Chicago, LLC), Ser. A, 5.00%, 2/15/47	Baa3	4,000,000	4,237,360

Metro. Pier & Exposition Auth. Rev. Bonds, (McCormick Place Expansion), Ser. B, stepped-coupon zero % (4.850%, 6/15/31), 12/15/42(STP)	BB+	3,000,000	1,582,710

Metro. Wtr. Reclamation Dist. of Greater Chicago G.O. Bonds, Ser. A, 5.00%, 12/1/31	AA+	2,000,000	2,277,860

Railsplitter, Tobacco Settlement Auth. Rev. Bonds, 6.00%, 6/1/28 (Prerefunded 6/1/21)	AAA/P	2,150,000	2,398,132

			114,286,399
Indiana (0.8%)

IN State Fin. Auth. Econ. Dev. Mandatory Put Bonds, (Republic Svcs., Inc.)
Mandatory Put Bonds, (9/4/18) (Republic Svcs., Inc.) 1.65%, 12/1/37	A-2	400,000	399,872
Mandatory Put Bonds, (9/4/18) (Republic Svcs., Inc.) Ser. A, 1.65%, 5/1/34	A-2	4,000,000	3,998,720

Valparaiso, Exempt Facs. Rev. Bonds, (Pratt Paper, LLC), 6.75%, 1/1/34	B+/P	1,875,000	2,191,819

			6,590,411
Iowa (1.6%)

IA State Fin. Auth. Midwestern Disaster Rev. Bonds, (IA Fertilizer Co., LLC)
5.50%, 12/1/22	B	1,500,000	1,522,080
5.25%, 12/1/25	B	2,250,000	2,397,465

Tobacco Settlement Auth. of IA Rev. Bonds, Ser. C, 5.375%, 6/1/38	B+	10,000,000	10,024,500

			13,944,045
Kansas (0.4%)

Lenexa, Hlth. Care Fac. Rev. Bonds
(LakeView Village, Inc.), 7.25%, 5/15/39 (Prerefunded 5/15/19)	BB/P	1,500,000	1,581,450
5.375%, 5/15/27	BB+/F	500,000	500,595

Wichita, Hlth. Care Fac. Rev. Bonds, (Presbyterian Manors), Ser. I, 5.00%, 5/15/38(FWC)	BB-/P	1,000,000	1,028,550

			3,110,595
Kentucky (1.0%)

KY Econ. Dev. Fin. Auth. Rev. Bonds, (Masonic Home Indpt. Living), 5.00%, 5/15/36	BB/P	2,000,000	2,108,140

KY Pub. Trans. Infrastructure Auth. Rev. Bonds, (1st Tier Downtown Crossing), Ser. A, 6.00%, 7/1/53	Baa3	2,000,000	2,216,780

KY State Econ. Dev. Fin. Auth. Rev. Bonds, (Owensboro Hlth.), Ser. A, 5.25%, 6/1/41	Baa3	375,000	407,411

KY State Econ. Dev. Fin. Auth. Hlth. Care Rev. Bonds, (Masonic Homes of KY), 5.375%, 11/15/42	BB-/P	1,400,000	1,460,816

Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds, (Norton Healthcare, Inc.), Ser. A, 5.00%, 10/1/30	A-	2,510,000	2,844,859

			9,038,006
Louisiana (0.2%)

LA State Pub. Fac. Solid Waste Disp. Auth. Rev. Bonds, (LA Pellets, Inc.), Ser. A, 8.375%, 7/1/39 (In default)(NON)	D/P	1,000,000	10

Pub. Fac. Auth. Dock & Wharf 144A Rev. Bonds, (Impala Warehousing, LLC), 6.50%, 7/1/36	B+/P	1,000,000	1,108,640

St. Tammany, Public Trust Fin. Auth. Rev. Bonds, (Christwood), 5.25%, 11/15/37	BB/P	765,000	814,534

			1,923,184
Maine (0.5%)

ME Hlth. & Higher Edl. Fac. Auth. Rev. Bonds, (ME Gen. Med. Ctr.), 7.50%, 7/1/32	Ba3	3,000,000	3,349,560

ME State Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (8/1/25), (Casella Waste Syst.), 5.125%, 8/1/35	B3	1,000,000	1,027,490

			4,377,050
Maryland (0.7%)

Frederick Cnty., Edl. Fac. 144A Rev. Bonds, (Mount St. Mary's U.), Ser. A, 5.00%, 9/1/37	BB+	500,000	529,400

Prince Georges Cnty., Rev. Bonds, (Collington Episcopal Life Care Cmnty., Inc.), 5.25%, 4/1/37	BB/P	1,800,000	1,913,112

Westminster, Rev. Bonds
(Lutheran Village at Miller's Grant, Inc. (The)), Ser. A, 6.00%, 7/1/34	B-/P	750,000	794,603
(Carroll Lutheran Village, Inc.), 5.125%, 7/1/34	BB/P	3,000,000	3,207,960

			6,445,075
Massachusetts (1.7%)

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8.00%, 4/15/39 (Prerefunded 10/15/19)	BBB	2,140,000	2,322,585
(Linden Ponds, Inc. Fac.), Ser. A-1, 6.25%, 11/15/46	B-/P	1,816,363	1,883,241
(Linden Ponds, Inc. Fac.), Ser. A-1, 6.25%, 11/15/31	B-/P	704,147	730,179
(Suffolk U.), Ser. A, 6.25%, 7/1/30	Baa2	505,000	527,281
(Loomis Cmntys.), Ser. A, 6.00%, 1/1/33	BBB	500,000	565,275
(Milford Regl. Med. Ctr. Oblig. Group), Ser. F, 5.75%, 7/15/43	BBB-	1,000,000	1,078,960
(Linden Ponds, Inc.), Ser. A-2 , 5.50%, 11/15/46	B-/P	158,021	158,057
(Suffolk U.), 5.125%, 7/1/40	Baa2	2,000,000	2,084,040
(Linden Ponds, Inc.), Ser. B, zero %, 11/15/56	B-/P	1,186,016	240,844

MA State Dev. Fin. Agcy. Hlth. Care Fac. 144A Rev. Bonds, (Adventcare), Ser. A, 6.65%, 10/15/28	B/P	2,150,000	2,153,978

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds, (Winchester Hosp.), 5.25%, 7/1/38	A-	3,050,000	3,224,186

			14,968,626
Michigan (2.1%)

Flint, Hosp. Bldg. Auth. Rev. Bonds
(Hurley Med. Ctr.), 7.50%, 7/1/39	Ba1	700,000	754,929
Ser. A, 5.25%, 7/1/39	Ba1	500,000	510,610

Great Lakes, Wtr. Auth. Swr. Rev. Bonds, (Brazos Presbyterian Homes, Inc.), Ser. C, 5.00%, 7/1/36	Baa1	1,750,000	1,912,820

MI State Fin. Auth. Rev. Bonds
(Beaumont Hlth. Credit Group), Ser. A, 5.00%, 11/1/44	A1	1,750,000	1,912,138
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. C, 5.00%, 7/1/35	Baa1	1,000,000	1,090,300
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. C, 5.00%, 7/1/34	Baa1	4,600,000	5,009,308
(Local Govt. Program Detroit Wtr. & Swr.), Ser. D4, 5.00%, 7/1/34	A3	1,900,000	2,075,408
(Local Govt. Loan Program), Ser. F1, 4.50%, 10/1/29	A	650,000	685,510

MI State Fin. Auth. Ltd. Oblig. Rev. Bonds, (Lawrence Technological U.)
5.00%, 2/1/47	BB+	3,100,000	3,289,100
5.00%, 2/1/37	BB+	1,080,000	1,156,518

			18,396,641
Minnesota (0.5%)

Baytown Twp. Lease Rev. Bonds, Ser. A, 4.00%, 8/1/36	BB+	400,000	379,568

Ham Lake, Charter School Lease Rev. Bonds
(DaVinci Academy of Arts & Science), Ser. A, 5.00%, 7/1/47	BB-/P	1,000,000	1,001,930
(Parnassus Preparatory School), Ser. A, 5.00%, 11/1/36	BB	1,500,000	1,518,645

Otsego, Charter School Lease Rev. Bonds, (Kaleidoscope Charter School), Ser. A
5.00%, 9/1/44	BB+	925,000	930,421
5.00%, 9/1/34	BB+	300,000	305,025

St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds, (Nova Classical Academy), Ser. A, 6.375%, 9/1/31	BBB-	500,000	550,910

			4,686,499
Mississippi (0.2%)

MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN, (Chevron USA, Inc.), Ser. A, 1.55%, 12/1/30	VMIG1	1,720,000	1,720,000

			1,720,000
Missouri (1.1%)

Cape Girardeau Cnty., Indl. Dev. Auth. Rev. Bonds, (SoutheastHEALTH Oblig. Group), Ser. A, 5.00%, 3/1/36	Baa3	3,310,000	3,541,336

MO State Hlth. & Edl. Fac. Auth. Rev. Bonds, (Children's Mercy Hosp. (The)), Ser. A, 4.00%, 5/15/42	A+	2,750,000	2,791,690

Saint Louis, Indl. Dev. Auth. Fin. Rev. Bonds, (Ballpark Village Dev.), Ser. A, 4.75%, 11/15/47	BB-/P	1,625,000	1,655,810

St. Louis Cnty., Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds, (Friendship Village), 5.00%, 9/1/48	BBB+/F	1,750,000	1,882,248

			9,871,084
Nebraska (0.6%)

Central Plains, Energy Rev. Bonds, (NE Gas No. 3), 5.00%, 9/1/32 (Prerefunded 9/1/22)	A3	3,000,000	3,268,560

Lancaster Cnty., Hosp. Auth. Rev. Bonds, (Immanuel Oblig. Group), 5.625%, 1/1/40	AA/F	1,825,000	1,917,929

			5,186,489
Nevada (1.0%)

Clark Cnty., Impt. Dist. No. 159 Special Assessment Bonds, (Summerlin Village 16A), 5.00%, 8/1/35	B+/P	695,000	718,415

Las Vegas, Special Assmt. Bonds
5.00%, 6/1/30	B+/P	540,000	557,102
(Dist. No. 607 Local Impt.), 5.00%, 6/1/22	BBB-/P	395,000	422,140

Las Vegas, Impt. Dist. No. 812 Special Assessment Bonds, (Summerlin Village 24), 5.00%, 12/1/35	B/P	750,000	764,183

NV State Dept. of Bus. & Indl. 144A Rev. Bonds, (Somerset Academy of Las Vegas), Ser. A, 5.00%, 12/15/38	BB	1,000,000	1,020,900

Reno, Sales Tax VRDN, (Reno Trans. Rail Access Corridor (ReTRAC)), 1.71%, 6/1/42	VMIG1	5,500,000	5,500,000

			8,982,740
New Hampshire (0.8%)

NH State Bus. Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (10/1/19), (Casella Waste Syst., Inc.), 4.00%, 4/1/29	B3	650,000	651,950

NH State Hlth. & Ed. Fac. Auth. Rev. Bonds
(Kendel at Hanover), 5.00%, 10/1/46	BBB+/F	625,000	665,125
(Catholic Med. Ctr.), 5.00%, 7/1/44	A-	1,000,000	1,088,040
(Elliot Hosp.), 5.00%, 10/1/38	Baa1	500,000	539,855
(Southern NH Med. Ctr.), 5.00%, 10/1/37	A-	2,210,000	2,407,685

NH State Hlth. & Ed. Fac. Auth. 144A Rev. Bonds, (Hillside Village), Ser. A
6.25%, 7/1/42	B-/P	250,000	267,043
6.125%, 7/1/37	B-/P	1,000,000	1,063,670

			6,683,368
New Jersey (7.0%)

Atlantic City, G.O. Bonds, (Tax Appeal), Ser. B, AGM
5.00%, 3/1/37	AA	500,000	553,725
5.00%, 3/1/32	AA	1,750,000	1,959,125

Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds, (The Evergreens), 5.625%, 1/1/38	BB+/P	1,500,000	1,373,685

NJ State Econ. Dev. Auth. Rev. Bonds
(Paterson Charter School Science & Tech.), Ser. A, 6.10%, 7/1/44	BB-	655,000	657,672
(Cranes Mill), Ser. A, 6.00%, 7/1/38	BBB+/F	1,750,000	1,755,355
(Paterson Charter School Science & Tech.), Ser. A, 6.00%, 7/1/32	BB-	300,000	302,217
(MSU Student Hsg.), 5.875%, 6/1/42 (Prerefunded 6/1/20)	Aaa	5,110,000	5,515,836
(Continental Airlines, Inc.), 5.50%, 6/1/33	BB	2,000,000	2,214,040
(NYNJ Link Borrower, LLC), 5.375%, 1/1/43	BBB-	2,500,000	2,728,075
(Paterson Charter School), Ser. C, 5.30%, 7/1/44	BB-	2,250,000	2,032,245
(North Star Academy Charter School of Newark, Inc.), 5.00%, 7/15/47	BBB-	500,000	533,780
Ser. DDD, 5.00%, 6/15/42	Baa1	1,500,000	1,593,570
(Provident Group-Montclair State U. Student Hsg. & Properties), 5.00%, 6/1/37	AA	1,000,000	1,109,230
Ser. AAA, 5.00%, 6/15/36	Baa1	750,000	797,445
(North Star Academy Charter School of Newark, Inc.), 5.00%, 7/15/32	BBB-	1,000,000	1,093,220
(Biomedical Research), Ser. A, 5.00%, 7/15/29	Baa1	600,000	652,506
Ser. B, 5.00%, 11/1/26	Baa1	6,000,000	6,559,680

NJ State Econ. Dev. Auth. Energy Fac. Rev. Bonds, (UMM Energy Partners, LLC), Ser. A
5.00%, 6/15/37	Baa3	1,000,000	1,034,520
4.75%, 6/15/32	Baa3	170,000	175,836

NJ State Econ. Dev. Auth. Fac. Rev. Bonds, (Continental Airlines, Inc.), 5.625%, 11/15/30	BB	1,000,000	1,120,630

NJ State Econ. Dev. Auth. Motor Vehicle Surcharge Rev. Bonds, Ser. A, 5.00%, 7/1/33	BBB+	2,455,000	2,645,582

NJ State Econ. Dev. Auth. Special Fac. Rev. Bonds, (Port Newark Container Term., LLC), 5.00%, 10/1/37	Ba1	2,750,000	2,963,868

NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Peter's U. Hosp.), 6.25%, 7/1/35	Ba1	2,500,000	2,678,500
(St. Joseph's Healthcare Syst. Oblig. Group), 5.00%, 7/1/41	Baa3	1,500,000	1,585,320

NJ State Trans. Trust Fund Auth. Rev. Bonds
(Trans. Program), Ser. AA, 5.25%, 6/15/32	Baa1	1,000,000	1,086,410
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/30	A+	3,800,000	4,157,542
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/28	A+	2,000,000	2,210,360

South Jersey, Port Corp. Rev. Bonds, (Marine Term.)
Ser. S-1, 5.00%, 1/1/39	Baa1	1,100,000	1,171,181
Ser. B, 5.00%, 1/1/34	Baa1	2,000,000	2,160,560

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/46	BBB	7,200,000	7,572,384

			61,994,099
New Mexico (0.2%)

Farmington, Poll. Control Rev. Bonds, (Public Service Co. of San Juan, NM), Ser. D, 5.90%, 6/1/40	BBB+	2,000,000	2,138,660

			2,138,660
New York (4.4%)

Glen Cove, Local Econ. Assistance Corp. Rev. Bonds, (Garvies Point Pub. Impt.), Ser. C, stepped-coupon zero% (5.625%, 1/1/24), 1/1/55(STP)	B/P	600,000	493,608

Metro. Trans. Auth. Rev. Bonds, (Green Bonds), Ser. C-1, 4.00%, 11/15/32	A1	6,300,000	6,619,095

NY City, Indl. Dev. Agcy. Rev. Bonds, (Yankee Stadium), AGC, 7.00%, 3/1/49	AA	1,000,000	1,041,370

NY City, Transitional Fin. Auth. Bldg. Aid Rev. Bonds, Ser. S-4A, 5.00%, 7/15/33	Aa2	1,000,000	1,168,870

NY Counties, Tobacco Trust VI Rev. Bonds, (Tobacco Settlement), 5.00%, 6/1/51	BBB	2,500,000	2,601,000

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds, (Orange Regl. Med. Ctr.), FHL Banks Coll., U.S. Govt. Coll., 6.25%, 12/1/37 (Prerefunded 12/1/18)	Baa3	3,000,000	3,077,400

NY State Dorm. Auth. Non-State Supported Debt 144A Rev. Bonds, (Orange Regl. Med. Ctr.)
5.00%, 12/1/36	Baa3	1,100,000	1,183,028
5.00%, 12/1/35	Baa3	1,300,000	1,401,205

NY State Env. Fac. Corp. Solid Waste Disp. 144A Mandatory Put Bonds (12/2/19), (Casella Waste Syst., Inc.), 3.75%, 12/1/44	B3	1,500,000	1,500,000

NY State Liberty Dev. Corp. 144A Rev. Bonds, (World Trade Ctr.)
Class 2, 5.375%, 11/15/40	BB-/P	1,250,000	1,363,738
Class 1-3, 5.00%, 11/15/44	BB-/P	4,250,000	4,472,275

NY State Trans. Special Fac. Dev. Corp. Rev. Bonds, (Laguardia Arpt. Term. B Redev. Program), Ser. A
5.00%, 7/1/46	Baa3	1,000,000	1,071,590
5.00%, 7/1/41	Baa3	1,000,000	1,074,440

Oneida Cnty., Indl. Dev. Agcy. Rev. Bonds, (St. Elizabeth Med.), Ser. A, 5.875%, 12/1/29	BB-/P	1,500,000	1,503,990

Port Auth. of NY & NJ Rev. Bonds, Ser. 207, 5.00%, 9/15/30	Aa3	3,385,000	3,943,796

Port Auth. of NY & NJ Special Oblig. Rev. Bonds, (John F. Kennedy Intl. Air Term), 6.00%, 12/1/42	Baa1	2,100,000	2,297,967

Westchester Cnty., Indl Dev. Agcy. Civic Fac. Rev. Bonds, (Pace U.), Ser. A, 5.50%, 5/1/42	BBB-	2,750,000	3,010,948

Yonkers, Indl. Dev. Agcy. Civic Fac. Rev. Bonds, (St. John's Riverside Hosp.), Ser. A, 7.125%, 7/1/31	BB-	480,000	480,307

			38,304,627
North Carolina (1.0%)

NC Cap. Fin. Agcy. Edl. Fac. Rev. Bonds, (Meredith College), Ser. A, 6.00%, 6/1/31 (Prerefunded 6/1/18)	AAA/P	30,000	30,104

NC State Med. Care Comm. Hlth. Fac. Rev. Bonds, (Presbyterian Homes), Ser. C, 5.00%, 10/1/31	A-/F	1,000,000	1,122,400

NC State Med. Care Comm. Retirement Fac. Rev. Bonds
(Salemtowne), 5.25%, 10/1/37	BB/P	2,000,000	2,128,600
(Aldersgate United Methodist Retirement Cmnty., Inc.), Ser. A, 5.00%, 7/1/47	BB/P	750,000	798,735
(Aldersgate United Methodist Church), 5.00%, 7/1/45	BB/P	1,500,000	1,581,090
(Southminister, Inc.), 5.00%, 10/1/37	BB/P	1,625,000	1,736,475
(United Church Homes & Svcs. Oblig. Group), Ser. A, 5.00%, 9/1/37	BB/P	1,000,000	1,064,590
(United Methodist Retirement Homes), Ser. A, 5.00%, 10/1/35	BBB/F	500,000	548,130

			9,010,124
Ohio (4.3%)

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. A-2, 6.50%, 6/1/47	B3	10,485,000	10,631,790
Ser. A-3, 6.25%, 6/1/37	B-	3,300,000	3,373,722
Ser. A-2, 6.00%, 6/1/42	B3	4,015,000	4,014,759
Ser. A-2, 5.875%, 6/1/47	B3	2,250,000	2,250,000
Ser. A-2, 5.75%, 6/1/34	B-	3,925,000	3,902,000
Ser. C, zero %, 6/1/52	CCC/P	20,000,000	763,400

Centerville, Hlth. Care Rev. Bonds, (Graceworks Lutheran Svcs.), 5.25%, 11/1/47	BB+/P	2,000,000	2,099,120

Franklin Cnty., Hlth. Care Fac. Rev. Bonds, (OH Presbyterian Retirement Svcs. (OPRS) Cmntys. Oblig. Group), Ser. A, 6.00%, 7/1/35	BBB/F	3,000,000	3,271,080

Lake Cnty., Hosp. Fac. Rev. Bonds, (Lake Hosp. Syst., Inc.), Ser. C, 6.00%, 8/15/43	A3	250,000	252,740

Lucas Cnty., Hlth. Care Fac. Rev. Bonds, (Lutheran Homes), Ser. A, 7.00%, 11/1/45 (Prerefunded 11/1/20)	BB+/P	500,000	557,490

OH State Air Quality Dev. Auth. Exempt Fac. 144A Rev. Bonds, (Pratt Paper, LLC), 4.50%, 1/15/48	BB+/P	2,000,000	2,026,580

OH State Hosp. Rev. Bonds, (U. Hosp. Hlth. Syst.), Ser. A, 5.00%, 1/15/41	A2	900,000	975,240

OH State Hosp. Fac. Rev. Bonds, (Cleveland Clinic Hlth. Syst.), Ser. A, 4.00%, 1/1/34	Aa2	1,430,000	1,500,113

Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds
5.75%, 12/1/32	BB-/F	2,225,000	2,400,909
(Memorial Hlth. Syst. Oblig. Group), 5.50%, 12/1/43	BB-/F	235,000	250,590

			38,269,533
Oklahoma (0.4%)

OK Cnty., Fin. Auth. Rev. Bonds, (Epworth Village), Ser. A, 5.00%, 4/1/33	BB-/P	820,000	760,476

OK State Dev. Fin. Auth. Hlth. Syst. Rev. Bonds, (OU Medicine Oblig. Group), Ser. B, 5.00%, 8/15/38	Baa3	700,000	763,448

Tulsa, Muni. Arpt. Trust Rev. Bonds, (American Airlines, Inc.), Ser. B, 5.50%, 12/1/35	B+/P	2,000,000	2,141,360

			3,665,284
Oregon (0.4%)

Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds, (Mirabella at South Waterfront), Ser. A, 5.40%, 10/1/44	BB-/P	1,000,000	1,065,090

Warm Springs Reservation, Confederated Tribes 144A Rev. Bonds, (Pelton Round Butte Tribal), Ser. B, 6.375%, 11/1/33	A3	1,800,000	1,881,558

Yamhill Cnty., Hosp. Auth. Rev. Bonds, (Friendsview Retirement Cmnty.), Ser. A, 5.00%, 11/15/46	BB/P	750,000	796,793

			3,743,441
Pennsylvania (3.6%)

Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds
(Robert Morris U.), Ser. A, 5.75%, 10/15/40	Baa3	765,000	810,097
(Robert Morris U.-UPMC Events Ctr.), 5.00%, 10/15/47	Baa3	1,000,000	1,074,790
(Robert Morris U.-UPMC Events Ctr.), 5.00%, 10/15/37	Baa3	1,000,000	1,083,780
(Chatham U.), Ser. A, 5.00%, 9/1/35	BBB-	1,000,000	1,040,150
(Chatham U.), Ser. A, 5.00%, 9/1/30	BBB-	1,500,000	1,575,450

Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds, (U.S. Steel Corp.), 5.75%, 8/1/42	B2	1,000,000	1,007,380

Allentown, Neighborhood Impt. Zone Dev. Auth. 144A Rev. Bonds, (City Ctr.), 5.00%, 5/1/33	Ba1	500,000	536,605

Chester Cnty., Hlth. & Ed. Fac. Auth. Rev. Bonds, (Immaculata U.), 5.00%, 11/1/41	BB/F	2,500,000	2,449,225

Chester Cnty., Indl. Dev. Auth. Rev. Bonds
(Collegium Charter School), Ser. A, 5.125%, 10/15/37	BB+	1,200,000	1,226,496
(Renaissance Academy Charter School), 5.00%, 10/1/34	BBB-	625,000	662,206

Cmnwlth. Fin. Auth. Rev. Bonds, (Tobacco Master Settlement Payment Bonds), 5.00%, 6/1/31	A1	1,000,000	1,131,000

East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds, (Millersville U. Student Hsg. & Svcs., Inc.), 5.00%, 7/1/34	Baa3	800,000	847,760

Lackawanna Cnty., Indl. Dev. Auth. Rev. Bonds, (Scranton U.), 4.00%, 11/1/40	A-	1,230,000	1,231,931

Lancaster Cnty., Hosp. Auth. Rev. Bonds, (Brethren Village), 5.125%, 7/1/37	BB+/F	700,000	759,885

Montgomery Cnty., Higher Ed. & Hlth. Auth. Rev. Bonds, (Arcadia U.), 5.25%, 4/1/30	BBB	1,530,000	1,589,471

Moon, Indl. Dev. Auth. Rev. Bonds, (Baptist Homes Society Oblig. Group), 5.75%, 7/1/35	B+/P	2,000,000	2,127,600

Northeastern PA Hosp. & Ed. Auth. Rev. Bonds, (Wilkes U.), Ser. A, 5.25%, 3/1/42	BBB	1,000,000	1,058,130

PA State Higher Edl. Fac. Auth. Rev. Bonds
(Shippensburg U.), 6.25%, 10/1/43	Baa3	1,000,000	1,093,920
(Indiana U.), Ser. A, 5.00%, 7/1/32 (Prerefunded 7/1/22)	AAA/P	500,000	552,880

PA State Tpk. Comm. Rev. Bonds, Ser. 2nd, 5.00%, 12/1/36	A3	2,000,000	2,213,180

Philadelphia, Auth. for Indl. Dev. Rev. Bonds, (Master Charter School), 6.00%, 8/1/35 (Prerefunded 8/1/20)	BBB-	2,175,000	2,364,160

Philadelphia, School Dist. G.O. Bonds, Ser. A
5.00%, 9/1/36	A2	1,000,000	1,119,840
5.00%, 9/1/35	A2	1,000,000	1,122,600
5.00%, 9/1/34	A2	1,000,000	1,125,360
5.00%, 9/1/30	A2	1,000,000	1,147,750

Susquehanna, Area Regl. Arpt. Auth. Syst. Rev. Bonds, 5.00%, 1/1/35	Baa3	800,000	890,696

			31,842,342
Puerto Rico (0.4%)

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A, NATL, zero %, 8/1/43	Baa2	15,000,000	3,324,300

			3,324,300
Rhode Island (0.3%)

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB-/P	3,000,000	3,078,990

			3,078,990
South Carolina (2.2%)

SC State Pub. Svcs. Auth. Rev. Bonds
Ser. A, 5.50%, 12/1/54	A1	6,000,000	6,555,780
Ser. E, 5.25%, 12/1/55	A1	2,500,000	2,723,000
Ser. A, 5.00%, 12/1/50	A1	2,000,000	2,141,300
Ser. E, 5.00%, 12/1/48	A1	2,000,000	2,117,540
Ser. C, 5.00%, 12/1/46	A1	5,000,000	5,352,300
(Oblig.), Ser. B, 5.00%, 12/1/37	A1	500,000	549,715

			19,439,635
South Dakota (0.1%)

SD State Hlth. & Edl. Fac. Auth. Rev. Bonds, (Sanford Oblig Group), 5.00%, 11/1/35	A1	755,000	835,936

			835,936
Texas (9.3%)

Arlington, Higher Ed. Fin. Corp. Rev. Bonds, (Uplift Ed.), Ser. A, 5.00%, 12/1/36	BBB-	815,000	883,305

Clifton, Higher Ed. Fin. Corp. Rev. Bonds, (Idea Pub. Schools)
6.00%, 8/15/33	BBB+	500,000	567,560
5.00%, 8/15/32	BBB+	2,100,000	2,207,161
Ser. B, 5.00%, 8/15/27	BBB+	375,000	424,939

Dallas-Fort Worth, Intl. Arpt. Rev. Bonds, Ser. B, 4.50%, 11/1/45	A+	2,265,000	2,320,560

Dallas-Fort Worth, Intl. Arpt. Fac. Impt. Corp. Rev. Bonds, Ser. A, 5.25%, 11/1/30	A+	2,000,000	2,227,560

Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds, (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	BB+/F	1,000,000	1,049,390

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN
(The Methodist Hosp.), Ser. C-1, 1.62%, 12/1/24	A-1+	8,300,000	8,300,000
(Texas Med. Ctr.), Ser. B-1, 1.53%, 9/1/31	VMIG1	890,000	890,000

Houston, Arpt. Syst. Rev. Bonds
(Continental Airlines, Inc. Term. Project), 6.50%, 7/15/30	BB	3,200,000	3,511,680
Ser. B-1, 5.00%, 7/15/35	BB	200,000	214,206
Ser. B-1, 5.00%, 7/15/30	BB	2,650,000	2,878,165

Houston, Higher Ed. Fin. Co. Rev. Bonds, (Cosmos Foundation), Ser. A
5.00%, 2/15/42	BBB	2,250,000	2,344,253
5.00%, 2/15/32	BBB	2,250,000	2,365,335

La Vernia, Higher Ed. Fin. Corp. Rev. Bonds, (Kipp, Inc.), Ser. A
6.375%, 8/15/44 (Prerefunded 8/15/19)	BBB	2,450,000	2,586,612
6.25%, 8/15/39 (Prerefunded 8/15/19)	BBB	2,375,000	2,503,701

Love Field, Arpt. Modernization Corp. Special Fac. Rev. Bonds, (Southwest Airlines Co.), 5.25%, 11/1/40	A3	4,000,000	4,271,720

Matagorda Cnty., Poll. Control Rev. Bonds
(Central Pwr. & Light Co.), Ser. A, 6.30%, 11/1/29	A-	2,400,000	2,564,400
(Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	A-	3,000,000	3,187,020

New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(MRC Sr. Living-Langford (The)), Ser. A, 5.50%, 11/15/52	B-/P	250,000	249,225
(MRC Senior Living-Langford (The)), 5.50%, 11/15/46	B-/P	700,000	701,876
(Wesleyan Homes, Inc.), 5.50%, 1/1/43	BB-/P	1,050,000	1,117,263
(MRC Senior Living-Langford (The)), 5.375%, 11/15/36	B-/P	500,000	501,175
(Collegiate Student Hsg. Island Campus, LLC), Ser. A, 5.00%, 4/1/42	Baa3	3,500,000	3,790,150
(Collegiate Hsg.-Tarleton St.), 5.00%, 4/1/39	Baa3	500,000	530,950
(Woman's U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 5.00%, 7/1/38	AA	500,000	550,105
(Longhorn Village), 5.00%, 1/1/37	BB-/P	1,500,000	1,576,305
(MRC Crestview), 5.00%, 11/15/36	BB+/F	350,000	363,290
(Collegiate Hsg.-Tarleton St.), 5.00%, 4/1/34	Baa3	750,000	808,770
(Woman's U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 5.00%, 7/1/32	AA	700,000	775,313
(Woman's U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 5.00%, 7/1/30	AA	400,000	447,004
(Woman's U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 4.00%, 7/1/43	AA	1,600,000	1,610,928

North TX, Edl. Fin. Co. Rev. Bonds, (Uplift Edl.), Ser. A, 5.125%, 12/1/42	BBB-	2,500,000	2,613,450

Red River, Hlth. Retirement Fac. Dev. Corp. Rev. Bonds
(Happy Harbor Methodist Home, Inc.), Ser. A, 7.75%, 11/15/44	B-/P	830,000	952,425
(Sears Methodist Retirement Syst. Oblig. Group), Ser. C, 6.25%, 5/9/53 (In default)(NON)	D/P	162,000	227
(Sears Methodist Retirement Syst. Oblig. Group), Ser. B, 6.15%, 11/15/49 (In default)(NON)	D/P	2,766,000	3,872
(Sears Methodist Retirement Syst. Oblig. Group), Ser. A, 6.05%, 11/15/46 (In default)(NON)	D/P	1,833,000	1,283
(Sears Methodist Retirement Syst. Oblig. Group), Ser. D, 6.05%, 11/15/46 (In default)(NON)	D/P	317,000	222
(Sears Methodist Retirement Syst. Oblig. Group), Ser. A, 5.45%, 11/15/38 (In default)(NON)	D/P	4,122,000	2,885

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds
(Buckner Sr. Living Ventana), Ser. A, 6.75%, 11/15/47	B-/P	1,125,000	1,264,973
(Buckner Sr. Living Ventana), Ser. A, 6.625%, 11/15/37	B-/P	1,000,000	1,123,930
(Air Force Village), 6.375%, 11/15/44 (Prerefunded 11/15/19)	AAA/P	4,000,000	4,264,040
(Buckingham Sr. Living Cmnty., Inc.), Ser. A, 5.50%, 11/15/45	BB/F	1,500,000	1,527,735
(Buckner Retirement Svcs., Inc.), 5.00%, 11/15/37	A/F	1,620,000	1,797,536

TX Private Activity Surface Trans. Corp. Rev. Bonds
(LBJ Infrastructure), 7.00%, 6/30/40	Baa3	4,500,000	4,941,225
(NTE Mobility), 6.875%, 12/31/39	Baa2	3,350,000	3,603,227

TX State Private Activity Bond Surface Trans. Corp. Rev. Bonds, (Blueridge Trans. Group, LLC (SH 288 Toll Lane))
5.00%, 12/31/55	Baa3	1,500,000	1,613,460
5.00%, 12/31/50	Baa3	250,000	269,428

			82,299,839
Utah (0.7%)

Murray City, Hosp. VRDN, (IHC Hlth. Svcs., Inc.), Ser. C, 1.57%, 5/15/36	A-1+	6,160,000	6,160,000

			6,160,000
Virginia (2.7%)

Cherry Hill Cmnty., Dev. Auth. 144A Special Assmt. Bonds, (Potomac Shores), 5.15%, 3/1/35	B/P	500,000	511,810

Fairfax Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds, (Goodwin House, Inc.), Ser. A, 5.00%, 10/1/36	BBB/F	350,000	387,443

Lexington, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds, (Kendal at Lexington), Ser. A, 5.00%, 1/1/42	BBB-/F	690,000	743,033

Lower Magnolia Green Cmnty., Dev. Auth. 144A Special Assmt. Bonds, 5.00%, 3/1/35	B/P	835,000	849,437

Small Bus. Fin. Auth. Private Activity Rev. Bonds, (Transform 66 P3), 5.00%, 12/31/56	Baa3	6,500,000	6,988,930

Stafford Cnty., Econ. Dev. Auth. Hosp. Fac. Rev. Bonds, (Mary Washington Healthcare), 5.00%, 6/15/36	Baa1	1,000,000	1,093,350

Suffolk, Econ. Dev. Auth. Retirement Fac. Rev. Bonds, (United Church Homes & Svcs. Oblig. Group), 5.00%, 9/1/31	BB/P	1,500,000	1,613,430

VA State Small Bus. Fin. Auth. Rev. Bonds
(Elizabeth River Crossings OPCO, LLC), 6.00%, 1/1/37	BBB	1,725,000	1,921,771
(95 Express Lanes, LLC), 5.00%, 1/1/40	BBB	4,500,000	4,782,555

Washington Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds, (Mountain States Hlth. Alliance), Ser. C, 7.75%, 7/1/38	A-	5,100,000	5,282,529

			24,174,288
Washington (2.6%)

Port Seattle, Port Indl. Dev. Corp. Rev. Bonds, (Delta Airlines, Inc.), 5.00%, 4/1/30	BBB-	5,700,000	6,208,896

Skagit Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds, (Skagit Regl. Hlth. Impt.), 5.00%, 12/1/37	Baa2	2,000,000	2,133,500

WA State Hlth. Care Fac. Auth. Rev. Bonds
(WA Hlth. Svcs.), 7.00%, 7/1/39 (Prerefunded 7/1/19)	Baa1	3,000,000	3,171,600
(Overlake Hosp. Med. Ctr.), Ser. A, 4.00%, 7/1/37	A2	3,125,000	3,182,625
(Central WA Hlth. Svcs. Assn.), 4.00%, 7/1/36	Baa1	1,620,000	1,601,370

WA State Hsg. Fin. Comm. Rev. Bonds, (Wesley Homes Lea Hill), 5.00%, 7/1/36	B/P	575,000	591,652

WA State Hsg. Fin. Comm. 144A Rev. Bonds
(Bayview Manor Homes), Ser. A, 5.00%, 7/1/46	BB+/P	2,025,000	2,060,174
(Presbyterian Retirement Cmnty. Northwest), Ser. A, 5.00%, 1/1/46	BB+/F	4,000,000	4,176,960

			23,126,777
West Virginia (0.3%)

WV State Hosp. Fin. Auth. Rev. Bonds, (Thomas Hlth. Syst.), 6.75%, 10/1/43	B+/P	2,330,000	2,347,801

			2,347,801
Wisconsin (2.1%)

Pub. Fin. Auth. Rev. Bonds, (Denver Intl. Arpt. Great Hall), 5.00%, 9/30/37	BBB-	1,500,000	1,647,480

Pub. Fin. Auth. Arpt. Fac. Rev. Bonds
(Sr. Oblig. Group), 5.25%, 7/1/28	BBB	800,000	864,400
(Trans. Infrastructure Properties), 5.00%, 7/1/42	BBB	3,500,000	3,697,435

Pub. Fin. Auth. Exempt Fac. Rev. Bonds, (Celanese U.S. Holdings, LLC), Ser. C, 4.30%, 11/1/30	Baa3	700,000	714,735

Pub. Fin. Auth. Higher Ed. Fac. Rev. Bonds, (Gannon U.)
5.00%, 5/1/47	BBB+	850,000	895,951
5.00%, 5/1/42	BBB+	500,000	528,945

WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(St. Johns Cmntys. Inc.), Ser. A, 7.625%, 9/15/39 (Prerefunded 9/15/19)	AAA/F	1,550,000	1,667,800
(St. Johns Cmntys. Inc.), Ser. A, 7.25%, 9/15/29 (Prerefunded 9/15/19)	AAA/F	1,000,000	1,070,960
(St. John's Cmnty., Inc.), Ser. B, 5.00%, 9/15/45	BBB-/F	750,000	772,478
(Prohealth Care, Inc.), 5.00%, 8/15/39	A1	750,000	813,833

WI State Pub. Fin. Auth Sr. Living Rev. Bonds, (Rose Villa, Inc.), Ser. A
6.00%, 11/15/49	BB-/P	1,000,000	1,082,930
5.75%, 11/15/44	BB-/P	500,000	535,920
5.50%, 11/15/34	BB-/P	1,685,000	1,789,268

WI State Pub. Fin. Auth Sr. Living 144A Rev. Bonds, (Mary's Woods at Marylhurst), Ser. A, 5.25%, 5/15/42	BB/F	750,000	815,445

WI State Pub. Fin. Auth. 144A Rev. Bonds, (Church Home of Hartford, Inc.), Ser. A, 5.00%, 9/1/38	BB/F	1,500,000	1,540,830

			18,438,410

Total municipal bonds and notes (cost $819,666,666)			$851,982,782

PREFERRED STOCKS (0.7%)(a)
		Shares	Value

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. B, $5.75 cum. pfd.		6,000,000	$6,289,080

Total preferred stocks (cost $6,000,000)			$6,289,080

UNITIZED TRUST (0.1%)(a)

CMS Liquidating Trust 144A(F)		400	$905,204

Total unitized trust (cost $1,206,477)			$905,204

TOTAL INVESTMENTS

Total investments (cost $826,873,143)			$859,177,066

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2017 through April 30, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $881,273,891.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(FWC)	Forward commitment, in part or in entirety.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	23.70%
	Transportation	11.6
	Education	10.2

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities*:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$851,956,134	$26,648
Preferred stocks	—	6,289,080	—
Unitized trust	—	—	905,204

Totals by level	$—	$858,245,214	$931,852

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Free Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 29, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: June 29, 2018